Income Tax Note	12 Months Ended
Mar. 31, 2025
Income Tax Note [Abstract]
Income tax note

20. Income tax note

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (2024 – 26.5%) to the effective tax rate is as follows:

	2025	2024
Net Income/(Loss) before recovery of income taxes	1,011,790	(51,159,048)

Expected income tax (recovery)/expense	268,124	(13,557,148)
Difference in foreign tax rates	6,871	966
Listing expense	-	10,992,625
Non-taxable fair value gain adjustment	(1,722,146)	-
Non-deductible loss on loan settlement	449,196	-
Share issue costs booked to equity	(246,802)	-
Other permanent expenses	1,787	2,061,001
Change in tax benefits not recognized	1,242,970	502,556
Income tax (recovery)/expense	-	-

Unrecognized deferred tax asset

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amounts of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

Unrecognized deductible temporary differences	2025	2024
Equipment	4,508	240
Restricted interest and financing expenses – Canada	764,297	-
Share issuance costs and others	722,097	124,132
Non-capital losses carried forward-Canada	4,248,226	1,357,347
Non-capital losses carried forward-Australia	431,349	164,861
	6,170,477	1,646,580

The Company’s non-capital loss carry forwards will expire as noted in the table below:

Year of expiry	Canada	Australia
2044	1,357,347	-
2045	2,890,879
Indefinite	-	431,349
Total	4,248,226	431,349